Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Rental commitments [Member]
Future Minimum Payments under Non-Cancellable Leases
(In thousands)
2017	2,969
2018	2,573
2019	1,009
6,551

Bandwidth Lease Commitments [Member]
Future Minimum Payments under Non-Cancellable Leases
(In thousands)
2017	18,651
2018	322
18,973